Accounts payable and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2019
Accounts payable and accrued expenses [Abstract]
Accounts Payable and Accrued Expenses
Accounts payable and accrued expenses at December 31, 2019 and 2018, are shown as follows:

	2019	2018
General expenses	$212,595	$149,621
Operating expenses	96,004	45,187
Purchased services	95,470	92,176
Taxes payable	37,637	11,018
Salaries and wages	3,256	1,404
Others	54,567	58,117
	$499,529	$357,523